Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 11,586	$ 10,712
Depreciation in cost of sales	$ 8,191	$ 7,384